Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (76,512)	¥ (192,807)
+100 basis points	¥ 76,512	¥ 192,807